Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Abstract)
Future minimum rental receipts (Table Text Block)

For the years ended June 30,	Amount
2014	$129,235
2015	73,449
2016	48,484
2017	43,672
2018	41,797
Thereafter	171,598
Total	$508,235